SHORT-TERM AND LONG-TERM LOAN - Additional information (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2020 USD ($)	Apr. 30, 2020 CNY (¥)	Apr. 30, 2020 CAD ($)	Dec. 01, 2018
SHORT-TERM AND LONG-TERM LOAN
Short-term loan			¥ 938,300	¥ 50,000	$ 137,030
Canasian Subsidiary
SHORT-TERM AND LONG-TERM LOAN
Principal amount of debt						¥ 419	$ 80
Chengdu Yinzhe
SHORT-TERM AND LONG-TERM LOAN
Percentage of equity interests acquired								75.00%
SPD Bank
SHORT-TERM AND LONG-TERM LOAN
Term of the debt instrument		7 years
Principal amount of debt		¥ 121,500
Annual interest rate (as a percent)		4.90%
Amount drawn down			85,000
Short-term loan			7,500
Agricultural Bank of China
SHORT-TERM AND LONG-TERM LOAN
Term of the debt instrument	1 year
Principal amount of debt	¥ 930,800,000
Bank deposit pledged			1,027,110,000		$ 150,000,000
Agricultural Bank of China | Loan Prime Rate
SHORT-TERM AND LONG-TERM LOAN
Basis spread on variable rate (as a percent)	0.20%
China Merchants Bank - Foshan Branch
SHORT-TERM AND LONG-TERM LOAN
Term of the debt instrument				6 months
Principal amount of debt				¥ 50,000
Annual interest rate (as a percent)				4.35%
Reapayment of loan			¥ 50,000